Shareholder Report	12 Months Ended	54 Months Ended
	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Garrison Street Trust
Entity Central Index Key	0000803013
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Fidelity Education Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Education Fund
Class Name	Fidelity® Education Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Education Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Education Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of overweighting corporate bonds, while underweighting U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added notable value.
•Non-Composite exposure to asset-backed securities, including car loan debt and credit card receivables, also meaningfully contributed. A small, out-of-index allocation to commercial mortgage-backed securities helped as well.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 32% of fund assets, versus roughly 33% a year ago and notably overweight versus the Composite index average of 16%. Exposure to U.S. Treasurys stood at about 49% at the end of the fiscal year, compared with an average of 77% for the Composite index, while exposure to ABS composed roughly 11% of fund assets as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 16, 2021 through August 31, 2025. Initial investment of $10,000. Fidelity® Education Fund $10,000 $10,089 $9,448 $9,575 $10,229 Fidelity Education Income Composite Index $10,000 $10,059 $9,437 $9,515 $10,131 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,055 $9,467 $9,580 $10,219 Bloomberg U.S. Aggregate Bond Index $10,000 $10,268 $9,085 $8,977 $9,632 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Education Fund 5.03% 1.62% Fidelity Education Income Composite Index 4.60% 1.31% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 4.79% 1.54% Bloomberg U.S. Aggregate Bond Index 3.14% -0.15% A From March 16, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Mar. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 698,555,088	$ 698,555,088
Holdings Count | shares	316	316
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$698,555,088
Number of Holdings	316
Total Advisory Fee	$0
Portfolio Turnover	45%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 52.6 AAA 12.6 AA 1.7 A 18.8 BBB 11.3 Not Rated 1.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 52.6 AAA - 12.6 AA - 1.7 A - 18.8 BBB - 11.3 Not Rated - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 51.4 Corporate Bonds 31.7 Asset-Backed Securities 11.3 CMOs and Other Mortgage Related Securities 2.7 U.S. Government Agency - Mortgage Securities 1.2 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 51.4 Corporate Bonds - 31.7 Asset-Backed Securities - 11.3 CMOs and Other Mortgage Related Securities - 2.7 U.S. Government Agency - Mortgage Securities - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 91.7 United Kingdom 2.7 Germany 1.9 Canada 1.1 Netherlands 0.6 Switzerland 0.6 Ireland 0.4 Japan 0.4 Norway 0.3 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.7 United Kingdom - 2.7 Germany - 1.9 Canada - 1.1 Netherlands - 0.6 Switzerland - 0.6 Ireland - 0.4 Japan - 0.4 Norway - 0.3 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 51.4 JPMorgan Chase & Co 1.7 Wells Fargo & Co 1.3 Bank of America Corp 1.2 Morgan Stanley 1.1 Freddie Mac Multifamily Structured pass-thru certificates 1.1 Goldman Sachs Group Inc/The 1.0 Bank of America Credit Card Master Trust 1.0 HSBC Holdings PLC 0.9 Athene Global Funding 0.9 61.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund's name changed from Fidelity® Education Income Fund to Fidelity® Education Fund during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Education Income Fund to Fidelity® Education Fund during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec